Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
NOL and capital loss carryforwards	$ 117,091	$ 161,312
Tax credit carryforwards	54,212	42,806
Nondeductible reserves	17,036	17,084
Nondeductible accruals	34,406	32,272
Difference between book and tax bases of tangible assets	1,059	159
Difference between book and tax bases of intangible assets	23,017	19,417
Deferred revenue	5,686	6,098
All other	30,071	27,113
Gross deferred tax asset	282,578	306,261
Less: Valuation allowance	(68,555)	(51,579)
Total deferred tax assets	214,023	254,682
Difference between book and tax bases of tangible assets	42,835	52,303
Difference between book and tax bases of intangible assets	482,955	468,851
Debt	25,541	47,940
Other	15,525	15,173
Total deferred tax liability	566,856	584,267
Net deferred tax liability	352,833	329,585
Deferred tax assets, current portion	67,722	42,975
Deferred tax assets, long-term	8,293	10,394
Deferred tax liabilities, current portion	(660)	(2,254)
Deferred tax liabilities, long-term	(428,188)	(380,700)
Net deferred tax liability	$ (352,833)	$ (329,585)